Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 466,971	¥ 521,217
Fair value, Financial liabilities	428,733	499,386
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(38,238)	(21,831)
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	466,971	521,217
Fair value, Financial liabilities	428,733	499,386
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (38,238)	¥ (21,831)